Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Expense, Net Disclosure
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
(In millions)	2013	2012	2011

Interest Income	$28.0	$25.2	$26.8
Interest Expense	(262.1)	(241.6)	(175.3)
Other Items, Net	(56.0)	3.7	30.5

	$(290.1)	$(212.7)	$(118.0)